Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	¥ 157,260
2020	157,260
2021	151,121
2022	147,209
2023	104,346
Thereafter	319,790
Net book value	¥ 1,036,986	¥ 48,553